Income Tax: (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income tax benefit based on Canadian tax rates

Income tax benefit for the nine months ended September 30, 2020 and 2019 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2020		2019
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ 1,719,430	25	$ 2,297,142	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(131,633)	(2)	(260,663)	(3)
Non-deductible expenses	(149,298)	(2)	(9,152)	-
Previously unrecognized tax benefits	-	-	4,347,907	47
Change in valuation allowance and other	(593,315)	(9)	(2,027,327)	(22)
	$ 845,184	12	$ 4,347,907	47

The Company recorded income tax benefit of $0.8 million and $4.3 million for the nine months ended September 30, 2020 and 2019, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. As part of the US government response to the COVID-19 pandemic, the U.S. Congress passed the CARES act in late March 2020 which, among other things, allows companies to carryback losses incurred in 2018, 2019 and 2020. The Company expects that its U.S. taxable losses incurred in 2020 and 2019 will be carried back to offset taxable income in 2018. Accordingly, the Company has reduced its valuation allowance to account for the tax effect of its net operating losses in 2019 and the first nine months of 2020 and recorded a deferred tax asset of approximately $0.8 million. The Company has an income tax receivable of $7.6 million related to prior year overpayments, which includes $4.3 million recorded during the year ended December 31, 2019, resulting from revisions to management's estimates of the timing and amount of deductions available to the Company's U.S. subsidiary associated with the write-off of certain subsidiaries.

The components of the Canadian and U.S. deferred income tax assets and liabilities as of September 30, 2020 and December 31, 2019 were as follows:

	September 30,	December 31,
	2020	2019
Deferred income tax assets
Net operating loss carry forwards	$34,735,933	$34,569,939
Property, Plant and Equipment	4,739,090	4,742,961
Other	1,689,200	1,623,503
Total deferred income tax assets	41,164,223	40,936,403
Valuation allowance	(40,296,444)	(40,915,022)
Deferred income tax assets net of valuation allowance	$867,779	$21,381

Deferred income tax liabilities
Other	(22,595)	(21,381)
Net deferred income tax asset	$845,184	$-

At September 30, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

	U.S.	Canadian	Expires
$		$ 1,961,518	2026
		3,640,323	2027
		13,875,251	2028
		13,149,678	2029
		16,245,696	2030
		18,191,419	2031
		5,278,102	2032
		7,673,274	2033
		8,890,651	2034
		12,690,748	2035
		15,087,964	2036
		11,378,395	2037
		1,088,881	2038
		2,837,936	2039
		3,573,160	2040
	4,024,684		-
	$4,024,684	$ 135,562,996

At September 30, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

At September 30, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

	U.S.	Canadian	Expires
$		$ 1,961,518	2026
		3,640,323	2027
		13,875,251	2028
		13,149,678	2029
		16,245,696	2030
		18,191,419	2031
		5,278,102	2032
		7,673,274	2033
		8,890,651	2034
		12,690,748	2035
		15,087,964	2036
		11,378,395	2037
		1,088,881	2038
		2,837,936	2039
		3,573,160	2040
	4,024,684		-
	$4,024,684	$ 135,562,996